FINANCE COSTS AND INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of finance costs
The components of finance costs were as follows:

(US $ millions)	2018	2017
Interest on long-term debt(1)	$33	$27
Interest on other long-term debt	—	1
Amortization of debt issue costs	2	2
Revolving bank lines fees and other	1	1
	36	31
Net interest expense on net pension obligation	1	1
Total finance costs	$37	$32

(1)	Net of capitalized interest of $7 million for 2017 (note 5).